Exceptional items and remeasurements - Narrative (Details) £ in Millions, $ in Billions			1 Months Ended	6 Months Ended		23 Months Ended
	May 25, 2022 GBP (£)	May 25, 2022 USD ($)	Nov. 30, 2021 GBP (£)	Sep. 30, 2023 GBP (£)	Sep. 30, 2022 GBP (£)	Sep. 30, 2023 GBP (£)
Cost efficiency programme
Disclosure Of Exceptional Items [Line Items]
Cost efficiency programme, annual savings target			£ 400
Cost efficiency programme, period			3 years
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities				£ 39	£ 61
Transaction, separation and integration costs				11	65
Cash outflows relating to transaction, separation and integration costs				9	59
Income from insurance recovery				92	33
Cash inflows relating to insurance recovery				0	33
Gains on disposals of investments					511
Exceptional items | Cost efficiency programme
Disclosure Of Exceptional Items [Line Items]
Expense of restructuring activities				39	61	£ 142
Cash outflows relating to restructuring activities				£ 28	£ 38
Exceptional items | The Narragansett Electric Company
Disclosure Of Exceptional Items [Line Items]
Proportion of ownership interest disposed	100.00%	100.00%
Consideration received	£ 3,100	$ 3.9